ACCRUED WARRANTY COSTS	12 Months Ended
Dec. 31, 2012
ACCRUED WARRANTY COSTS
ACCRUED WARRANTY COSTS

12. ACCRUED WARRANTY COSTS

        The Company's warranty activity is summarized below:

	2010	2011	2012
	$	$	$
Beginning balance	16,899,522	31,224,906	47,021,352
Warranty provision	14,707,513	18,347,272	12,516,349
Warranty costs incurred	(382,129)	(2,550,826)	(1,203,277)

Ending balance	31,224,906	47,021,352	58,334,424